Schedule of Investments (unaudited) March 31, 2020	BlackRock LifePath Dynamic 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 100.7%

Equity Funds — 94.8%
Active Stock Master Portfolio	$2,618,004	$2,618,004
BlackRock Advantage Emerging Markets Fund — Class K	68,031	553,091
International Tilts Master Portfolio	799,541	799,541
iShares Core MSCI EAFE ETF	4,062	202,653
iShares Developed Real Estate Index Fund — Class K	30,233	237,930
iShares MSCI Canada ETF	5,904	129,003
iShares MSCI EAFE Small-Cap ETF	4,275	191,648
iShares Russell 2000 ETF	679	77,719

		4,809,589

Security	Shares/ Investment Value	Value

Fixed Income Funds — 1.0%
Core Alpha Bond Master Portfolio	$47,668	$47,668
iShares TIPS Bond ETF	26	3,066
Master Total Return Portfolio	133	133

		50,867

Short-Term Securities — 4.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(a)	247,500	247,500

Total Affiliated Investment Companies — 100.7% (Cost — $5,967,017)		5,107,956

Liabilities in Excess of Other Assets — (0.7)%		(36,481)

Net Assets — 100.0%		$5,071,475

(a)	Annualized 7-day yield as of period end.
(b)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 12/31/19		Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$2,237,253	(b)	$380,751	(c)	$—	$2,618,004	$2,618,004	$10,313	$(38,406)	$(601,630)
BlackRock Advantage Emerging Markets Fund — Class K	40,417	(b)	27,614	(d)	—	68,031	553,091	—	—	(153,678)
BlackRock Cash Funds: Treasury, SL Agency Shares	211,018	(b)	36,482	(c)	—	247,500	247,500	1,239	—	—
Core Alpha Bond Master Portfolio	$37,326	(b)	$10,342	(c)	$—	$47,668	47,668	315	1,484	(2,499)
International Tilts Master Portfolio	$797,387	(b)	$2,154	(c)	$—	$799,541	799,541	5,985	(58,678)	(189,750)
iShares Core MSCI EAFE ETF	—		4,062	(d)	—	4,062	202,653	—	—	(40,278)
iShares Developed Real Estate Index Fund — Class K	17,965	(b)	12,268	(d)	—	30,233	237,930	—	—	(129,162)
iShares MSCI Canada ETF	3,747	(b)	2,157	(d)	—	5,904	129,003	—	—	(37,953)
iShares MSCI EAFE Small-Cap ETF	2,705	(b)	1,905	(d)	(335)	4,275	191,648	—	(6,831)	(55,483)
iShares Russell 2000 ETF	514	(b)	271	(e)	(106)	679	77,719	330	(5,470)	(34,715)
iShares TIPS Bond ETF	26	(b)	—		—	26	3,066	3	—	36
Master Total Return Portfolio	$10	(b)	$123	(e)	$—	$133	133	2	2	(13)

							$5,107,956	$18,187	$(107,899)	$(1,245,125)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(c)	Represents net shares/investment value purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.
(d)	Represents shares purchased by the Fund and the LifePath Dynamic Master Portfolio.
(e)	Represents shares purchased by the LifePath Dynamic Master Portfolio.

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2060 Fund

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini MSCI EAFE Index	3	06/19/20	$234	$15,254
MSCI Emerging Markets Index	1	06/19/20	42	542

				15,796

Short Contracts
S&P 500 E-Mini Index	1	06/19/20	128	7,921

				$23,717

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,508	EUR	25,947	State Street Bank and Trust Co.	06/17/20	$808
CAD	2,304	USD	1,684	Morgan Stanley & Co. International PLC	06/17/20	(45)
EUR	27,125	USD	31,001	State Street Bank and Trust Co.	06/17/20	(998)
EUR	238,117	USD	272,147	State Street Bank and Trust Co.	06/17/20	(8,765)
USD	25,473	EUR	23,038	Bank of America N.A.	06/17/20	(10)
USD	81,927	EUR	76,100	State Street Bank and Trust Co.	06/17/20	(2,247)

						(12,065)

	Net unrealized depreciation					$(11,257)

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the fund policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the fund and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,395,110	$—	$—	$1,395,110
Short-Term Securities	247,500	—	—	247,500

Subtotal	$1,642,610	$—	$—	$1,642,610

Investments Valued at NAV(a)				3,465,346

Total Investments				$5,107,956

Derivative Financial Instruments(b)
Assets:
Equity contracts	$23,717	$—	$—	$23,717
Foreign currency exchange contracts	—	808	—	808
Liabilities:
Foreign currency exchange contracts	—	(12,065)	—	(12,065)

	$23,717	$(11,257)	$—	$12,460

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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